Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Short-term bank borrowing(i)	5,000	15,172	2,078
Long-term bank borrowing, current portion(ii)	9,500	2,800	384
Long-term bank borrowing, non-current portion(ii)	-	3,700	507
	14,500	21,672	2,969

(i)	During fiscal year 2024, both Shanghai Youxu and Youpin Shandong fully repaid their aggregate short-term bank borrowings of RMB5,000 originally obtained in 2023. Subsequent to these repayments, Youpin Shandong entered into new one-year short-term bank loans of RMB282 on August 19, 2024, carrying an annual interest rate of 3.95%, followed by an additional RMB890 loan on August 21, 2024, with an annual interest rate of 3.75%. Separately, Shanghai Youxu obtained two one-year short-term bank facilities: RMB10,000 on August 16, 2024 and RMB4,000 on September 29, 2024, both bearing an annual interest rate of 3.45% and the initial loan agreement stipulates that Jia Li serves as a co-borrower under this financing arrangement, assuming joint and several liability for repayment obligations.

(ii)	During 2024, Youxu Zibo repaid RMB3,000 of its bank borrowings from Qishang Bank. On December 6, 2024, the company entered into a renewal agreement with Qishang Bank to extend the remaining RMB6,500 loan to June 3, 2026, maintaining the original annual interest rate of 6.87%.